Consolidated statement of operations (USD $)	9 Months Ended
Mar. 31, 2014
Consolidated statement of operations
Revenues	$ 29,633,700
Expenses
Voyage expenses	6,670,971
Vessel operating expenses	8,394,959
Management fees-related party	3,122,356
Depreciation and amortization	6,620,372
General and administrative expenses	433,674
Total expenses	25,242,332
Operating income	4,391,368
Other income/(expenses)
Interest and finance costs	(1,579,206)
Interest income	428,201
Loss on derivatives-net	(1,104,001)
Foreign currency gain, net	697,481
Total other income/(loss), net	(1,557,525)
Net income/(loss)	$ 2,833,843
Earnings per common share, basic and diluted (in dollars per share)	$ 0.09
Weighted average common shares outstanding,-basic and diluted (in shares)	32,075,897